LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LONG-TERM DEBT
Total debt	$ 1,342,070	$ 1,565,223
Less: current portion	100,000	225,000
Total long-term debt	1,242,070	1,340,223
Credit Facility
LONG-TERM DEBT
Deferred financing costs	(3,115)	(3,851)
Outstanding borrowings	0	0
2020 Notes
LONG-TERM DEBT
Total long-term debt	198,798	198,585
2018 Notes
LONG-TERM DEBT
Total long-term debt	348,487	348,316
2017 Notes
LONG-TERM DEBT
Total long-term debt	298,886	298,670
2016 Notes
LONG-TERM DEBT
Total long-term debt	349,316	349,053
2015 Note
LONG-TERM DEBT
Total long-term debt	49,821	49,755
2012 Notes
LONG-TERM DEBT
Total long-term debt	$ 99,877	199,745
2010 Notes
LONG-TERM DEBT
Total long-term debt		$ 124,950